Inst | Fidelity Advisor Diversified International Fund
Supplement to the
Fidelity Advisor® Diversified International Fund
Institutional Class
December 30, 2013
Prospectus

Effective August 1, 2014, the Advisor reduced the individual fund fee rate component of the management fee rate for Fidelity Diversified International Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.29%
Total annual operating expenses	0.97%
1 year	$ 99
3 years	$ 309
5 years	$ 536
10 years	$ 1,190